Note 10 - Leases	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
NOTE
1
0
Leases
The Company accounts for its leases in accordance with
ASU
2016
-
02,
Leases (Topic
842
)
and as of
December 31, 2020
a
$3.2
million operating lease right-of-use asset and an offsetting lease payment obligation liability were recorded on the consolidated balance sheet in other assets and other liabilities, respectively.

Operating lease right-of-use assets represent our right to use an underlying asset during the lease term and operating lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and operating lease liabilities are recognized at lease commencement based on the present value of the remaining lease payments using a discount rate that represents the Company's incremental borrowing rate at the lease commencement date. Because the Company only has operating leases and the right-of-use asset is offset by a lease payment obligation liability, the lease payments are the only amount that is recorded in occupancy expense in the consolidated statements of comprehensive income.

The Company's leases relate to office space and Bank branches with remaining lease terms between
20
and
52
months. Certain leases contain extension options which typically range from
3
to
10
years. Because these extension options are
not
considered reasonably certain of exercise, they are
not
included in the lease term.

The table below summarizes our net lease cost for the years ended
December 31, 2020
and
2019.

(Dollars in thousands)	2020	2019
Operating lease cost	$892	889

The table below summarizes other information related to our operating leases for the years ended
December 31, 2020
and
2019.

(Dollars in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$892	889
Weighted-average remaining lease term – operating leases, in years	3.8	4.7
Weighted-average discount rate – operating leases	2.19%	2.19%

The table below summarizes the maturity of remaining lease liabilities:

(Dollars in thousands)	December 31, 2020
2021	$896
2022	932
2023	807
2024	729
2025	15
2026 and thereafter	0
Total lease payments	3,379
Less: Interest	(140)
Present value of lease liabilities	$3,239